Fountainhead Special Value Fund
Fountainhead Special Value Fund
Investment Objective
The investment objective of the Fountainhead Special Value Fund (the “Fund”) is long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fountainhead Special Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fountainhead Special Value Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		2.62%
Total Annual Fund Operating Expenses		3.52%
Fee Waiver and/or Expense Reimbursement	[1]	(1.77%)
Net Annual Fund Operating Expenses		1.75%
[1]	King Investment Advisors, Inc. (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.75% through March 1, 2014 ("Expense Cap"). The Expense Cap may be changed or eliminated only with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fountainhead Special Value Fund	178	916	1,675	3,675

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in the common stocks of small- and medium-size companies that the Fund believes are selling at attractive prices relative to their intrinsic value. The Adviser defines small- and medium-size companies as companies with market capitalizations between $250 million and $8.5 billion at the time of their purchase. The Fund also may invest in American Depositary Receipts (“ADRs”) of such companies.

The Adviser uses a highly disciplined approach to identify “special value” stocks, primarily traded on U.S. exchanges, that may be appropriate for purchase by the Fund. The “special value” buy criteria require the Adviser to consider, among other things, whether the stock is trading at a discount to the following three measures:

•	Its private-market value;
•	Its five-year projected earnings growth rate; or
•	Its seven-year historical valuation.

As suggested by these criteria, the Adviser is not a traditional value manager and, though sensitive to stock prices, may purchase for the Fund stocks that would typically be classified as growth. The Adviser may sell a stock when it believes more attractive alternatives are available, the company’s underlying fundamentals have deteriorated or the stock has met the price target set by the Adviser.

Although the Adviser seeks diversification among the Fund’s investments, some industries may be overweighted because the Adviser pursues the best investment values for the Fund without regard to their industry classification. Further, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies in order to respond to adverse market, economic, political or other conditions; any temporary defensive position may have an adverse impact on the Fund’s performance.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that investors closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to fluctuations in foreign currencies, and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Equity Risk. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Portfolio Turnover Risk. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders.

Sector Risk. The Fund’s portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than a fund that is not weighted in those sectors or industries.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies.

Value Investment Risk. The Fund may invest in securities the Adviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Performance Information

The following chart and table illustrate the variability of the Fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund’s average annual returns for one year, five and ten years and since inception compare to the Russell 2500® Index. Updated performance information is available at www.kingadvisors.com/additional_resources/mutual_fund.aspx or by calling (800) 868-9535 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 28.68% for the quarter ended June 30, 2003, and the lowest return was -23.76% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Fountainhead Special Value Fund	Return Before Taxes	14.31%	1.21%	7.57%	6.57%	Dec. 31, 1996
Fountainhead Special Value Fund After Taxes on Distributions	Return After Taxes on Distributions	14.31%	1.21%	7.53%	6.16%
Fountainhead Special Value Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund	9.30%	1.04%	6.70%	5.71%
Fountainhead Special Value Fund Russell 2500 Index	(reflects no deduction for fees, expenses or taxes)	17.88%	4.34%	10.49%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).